Securities Act Registration No. 333- 189870

Investment Company Act Registration No. 811-22865

As filed with the Securities and Exchange Commission on January 29, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

X Post-Effective Amendment No.14

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

X Amendment No.15

(Check appropriate box or boxes.)

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 317-223-2703

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon, Dechert LLP

One International Place, 40th Floor

Boston, MA 02110

617-728-7111 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

X On February 29, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B AND PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 13 to Registration Nos. 333-189870 and 811-22865 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 14 to Registration Statement Nos. 333-189870 and 811-22865. This Post-Effective Amendment No. 14 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 13. The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to Rule 485(b) on or before February 29, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Simsbury, State of Connecticut, on the 29th day of January, 2016.

Forethought Variable Insurance Trust

By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 29, 2016.

Name	Title	Date
/s/ Robert M. Arena, Jr.	Trustee and President (Principal Executive Officer)	January 29 , 2016
Robert M. Arena, Jr.
/s/ Laura Szalyga	Treasurer (Principal Financial Officer)	January 29, 2016
Laura Szalyga
Joseph Breslin** Joseph Breslin	Trustee	January 29, 2016
Mark Garbin** Mark Garbin	Trustee	January 29, 2016
Mitchell E. Appel** Mitchell E. Appel	Trustee	January 29, 2016
Kathleen Redgate* Kathleen Redgate	Trustee	January 29, 2016

By:	/s/ Robert M. Arena, Jr.	Date: January 29, 2016
Robert M. Arena, Jr., President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 23, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 9, and hereby incorporated by reference.

**Attorney-in-Fact – Pursuant to Powers of Attorney filed herewith.

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned Trustees and Officers of Forethought Variable Insurance Trust (the “Trust”) do hereby severally constitute and appoint Robert M. Arena Jr., Laura Szalyga and Eric Todd, or any of them, the true and lawful agents and attorneys-in-fact of the undersigned with respect to all matters arising in connection with the Trust’s Registration Statement on Form N-1A (File Nos. 333-189870 and 811-22865), Pre-Effective Amendments, Post-Effective Amendments and any and all amendments or supplements thereto and any other of the Trust’s filings with the Securities Exchange Commission, including proxy statements, with full power and authority to execute said Registration Statement, Post-Effective Amendment or filing for and on behalf of the undersigned, in our names and in the capacity indicated below, and to file the same, together with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission. The undersigned hereby give to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned hereby ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

WITNESS the due execution hereof on the date and in the capacity set forth below.

SIGNATURE	TITLE	DATE

/s/ Joseph E. Breslin	Trustee	January 29, 2016
Joseph E. Breslin

/s/ Mark Garbin	Trustee	January 29, 2016
Mark Garbin

/s/ Mitchell E. Appel	Trustee	January 29, 2016
Mitchell E. Appel